Supplement (Vanguard Windsor Fund)	12 Months Ended
Oct. 31, 2011
Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Windsor(TM) Fund

Supplement to the Prospectuses and Summary Prospectus for Investor Shares for Participants Dated February 27, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Windsor Fund has restructured the Fund's investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to a new advisor to the Fund, Pzena Investment Management, LLC (Pzena). Wellington Management Company, LLP (Wellington Management), remains as an advisor to the Fund.

Pzena and Wellington Management each independently selects and maintains a portfolio of common stocks for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund's assets to facilitate cash flows to and from the Fund's advisors. Vanguard typically invests a portion of the Fund's assets in stock index futures and/or shares of exchange-traded funds. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.38%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses(1) 0.41%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Investor Shares $42 $132 $230 $518

(c)2012 The Vanguard Group, Inc. All Rights reserved. PSI 22 082012

Vanguard Marketing Corporation, Distributor.

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Windsor(TM) Fund

Supplement to the Prospectuses and Summary Prospectus for Admiral (TM) Shares for Participants Dated February 27, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Windsor Fund has restructured the Fund's investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to a new advisor to the Fund, Pzena Investment Management, LLC (Pzena). Wellington Management Company, LLP (Wellington Management), remains as an advisor to the Fund.

Pzena and Wellington Management each independently selects and maintains a portfolio of common stocks for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund's assets to facilitate cash flows to and from the Fund's advisors. Vanguard typically invests a portion of the Fund's assets in stock index futures and/or shares of exchange-traded funds. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The Text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Admiral Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Admiral Shares

Management Expenses 0.29%

12b-1 Distribution Fee None

Other Expenses 0.02%

Total Annual Fund Operating Expenses(1) 0.31%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Admiral Shares 32 100 174 393

(c)2012 The Vanguard Group, Inc. All Rights reserved. PSI 5022 082012

Vanguard Marketing Corporation, Distributor.

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Windsor(TM) Fund

Supplement to the Prospectuses and Summary Prospectus for Investor and Admiral (TM) Shares Dated February 27, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Windsor Fund has restructured the Fund's investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to a new advisor to the Fund, Pzena Investment Management, LLC (Pzena). Wellington Management Company, LLP (Wellington Management), remains as an advisor to the Fund.

Pzena and Wellington Management each independently selects and maintains a portfolio of common stocks for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund's assets to facilitate cash flows to and from the Fund's advisors. Vanguard typically invests a portion of the FUnd's assets in stock index futures and/or shares of exchange-traded funds. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.38% 0.29%

12b-1 Distribution Fee None None

Other Expenses 0.03% 0.02%

Total Annual Fund Operating Expenses(1) 0.41% 0.31%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Investor Shares $42 $132 $230 $518

Admiral Shares 32 100 174 393

(c)2012 The Vanguard Group, Inc. All Rights reserved. PS 22 082012

Vanguard Marketing Corporation, Distributor.

Participant
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Windsor Fund Participant) Vanguard Windsor Fund	Vanguard Windsor Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Windsor Fund Participant) Vanguard Windsor Fund		Vanguard Windsor Fund - Investor Shares
Management Expenses		0.38%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.41%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Windsor Fund Participant) Vanguard Windsor Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Windsor Fund - Investor Shares	42	132	230	518

Participant:
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Windsor Fund Participant:) Vanguard Windsor Fund	Vanguard Windsor Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Windsor Fund Participant:) Vanguard Windsor Fund	Vanguard Windsor Fund - Admiral Shares
Management Expenses	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.31%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Windsor Fund Participant:) Vanguard Windsor Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Windsor Fund - Admiral Shares	32	100	174	393

Retail
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Windsor Fund Retail) Vanguard Windsor Fund (USD $)	Vanguard Windsor Fund - Investor Shares	Vanguard Windsor Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Windsor Fund Retail) Vanguard Windsor Fund	Vanguard Windsor Fund - Investor Shares		Vanguard Windsor Fund - Admiral Shares
Management Expenses	0.38%		0.29%
12b-1 Distribution Fee	none		none
Other Expenses	0.03%		0.02%
Total Annual Fund Operating Expenses	0.41%	[1]	0.31%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Windsor Fund Retail) Vanguard Windsor Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Windsor Fund - Investor Shares	42	132	230	518
Vanguard Windsor Fund - Admiral Shares	32	100	174	393

Shareholder Fees (Vanguard Windsor Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Windsor Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Windsor Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses (Vanguard Windsor Fund)	12 Months Ended
Oct. 31, 2011
Vanguard Windsor Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.38%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.41% [1]
Vanguard Windsor Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.31%

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example, No Redemption (Vanguard Windsor Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Windsor Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 42
3 YEAR	132
5 YEAR	230
10 YEAR	518
Vanguard Windsor Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	32
3 YEAR	100
5 YEAR	174
10 YEAR	$ 393

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Windsor Funds
Central Index Key	dei_EntityCentralIndexKey	0000107606
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 8, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 2, 2012
Vanguard Windsor Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 27, 2012
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Vanguard Windsor Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 27, 2012
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Vanguard Windsor Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 27, 2012
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.38%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.41% [1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	42
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	132
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	230
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	518
Vanguard Windsor Fund | Vanguard Windsor Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.29%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.31%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	32
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	100
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	174
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	393
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.